Other Financial Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial liabilities [abstract]
Derivative liabilities	¥ 40,721	¥ 36,529
Lease liabilities	479,351	465,238
Financial liabilities associated with programs to sell certain receivables	78,041	37,093
Financial liabilities associated with contingent consideration arrangements	8,139	5,844	¥ 27,770
Other	113,554	120,310
Total	719,806	665,014
Non-current	534,269	468,943
Current	¥ 185,537	¥ 196,071